Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment, net
	December 31,
	2020	2019
	(in thousands)
Production machinery and equipment	$1,751	$1,751
Vehicles	712	727
Leasehold improvements	749	670
Demo fleet systems	263	263
Office furniture and fixtures	64	28
Computers and related equipment	195	24

	3,734	3,463

Less accumulated depreciation	(2,563)	(1,828)

Property and equipment, net	$1,171	$1,635